245 Summer Street

Fidelity® Investments

Boston, MA 02210

January 3, 2022

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Capital Trust (the trust): File Nos. 002-61760 and 811-02841

Fidelity Capital Appreciation Fund

Fidelity Disciplined Equity Fund

Fidelity Flex Small Cap Fund

Fidelity Focused Stock Fund

Fidelity Stock Selector Small Cap Fund

Fidelity Value Fund

(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Cynthia Lo Bessette

Cynthia Lo Bessette

Secretary of the Trust